UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23008

Investment Company Act File Number

Bond Portfolio II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio II

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 23.0%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.8%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$194,806
Citigroup, Inc., 6.25%, 6/29/17	NZD	245	186,339
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	260	191,257

			$572,402

Commercial Services — 2.6%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	$18,500
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	93,100
Western Union Co. (The), 6.20%, 11/17/36		385	408,352

			$519,952

Computers — 2.8%
Dell, Inc., 5.40%, 9/10/40		450	$418,500
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		270	149,850

			$568,350

Diversified Financial Services — 0.5%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	$95,550

			$95,550

Home Builders — 1.1%
MDC Holdings, Inc., 6.00%, 1/15/43		262	$216,150

			$216,150

Iron & Steel — 1.3%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$256,760

			$256,760

Mining — 2.1%
Southern Copper Corp., 5.25%, 11/8/42		465	$420,825

			$420,825

Miscellaneous Manufacturing — 0.8%
Trinity Industries, Inc., 4.55%, 10/1/24		174	$173,238

			$173,238

Oil & Gas — 2.9%
Apache Corp., 4.25%, 1/15/44		101	$95,774
Continental Resources, Inc., 3.80%, 6/1/24		51	46,282
Noble Energy, Inc., 5.05%, 11/15/44		148	151,702
Rowan Cos., Inc., 5.40%, 12/1/42		345	297,252

			$591,010

Pipelines — 1.5%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		300	$301,500

			$301,500

Retail — 1.9%
JC Penney Corp., Inc., 6.375%, 10/15/36		550	$389,125

			$389,125

Telecommunications — 2.7%
Avaya, Inc., 10.50%, 3/1/21(1)		420	$346,500
Sprint Capital Corp., 6.875%, 11/15/28		215	198,606

			$545,106

Total Corporate Bonds & Notes (identified cost $4,764,850)			$4,649,968

Foreign Corporate Bonds — 14.5%

Security	Principal Amount* (000’s omitted)		Value
Engineering & Construction — 0.9%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		200	$140,750
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		64	45,645

			$186,395

Mining — 3.1%
Barrick Gold Corp., 5.25%, 4/1/42		325	$324,085
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		165	155,864
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		170	156,233

			$636,182

Oil & Gas — 4.5%
Ecopetrol SA, 5.875%, 5/28/45		217	$209,405
Ensco PLC, 5.75%, 10/1/44		134	137,685
Pacific Drilling SA, 5.375%, 6/1/20(1)		215	162,862
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		245	140,263
Petrobras Global Finance BV, 5.625%, 5/20/43		320	251,200

			$901,415

Telecommunications — 6.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	2,000	$133,667
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		195	187,200
Oi SA, 5.75%, 2/10/22(1)		310	272,412
OTE PLC, 3.50%, 7/9/20(4)	EUR	100	100,570
Telecom Italia Capital SA, 6.00%, 9/30/34		500	516,250

			$1,210,099

Total Foreign Corporate Bonds (identified cost $3,071,151)			$2,934,091

Foreign Government Bonds — 12.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,420	$487,666

			$487,666

Mexico — 3.2%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,090	$577,337
Mexican Bonos, 7.75%, 11/13/42	MXN	831	69,446

			$646,783

Supranational — 6.9%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	4,720,000	$375,401
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	95,329
Inter-American Development Bank, 7.20%, 11/14/17	IDR	1,400,000	109,571
International Finance Corp., 6.30%, 11/25/24	INR	12,460	209,025
International Finance Corp., 8.25%, 6/10/21	INR	32,000	601,296

			$1,390,622

Total Foreign Government Bonds (identified cost $2,506,384)			$2,525,071

Convertible Bonds — 13.7%

Security	Principal Amount (000’s omitted)	Value
Home Builders — 6.6%
KB Home, 1.375%, 2/1/19	$405	$378,675
Lennar Corp., 3.25%, 11/15/21(1)	105	203,175
Ryland Group, Inc. (The), 0.25%, 6/1/19	435	401,831
Standard Pacific Corp., 1.25%, 8/1/32	315	346,894

		$1,330,575

Machinery – Diversified — 1.3%
Chart Industries, Inc., 2.00%, 8/1/18	$285	$267,009

		$267,009

Oil & Gas — 0.4%
American Energy - Permian Basin, LLC, 8.00% to 5/1/15, 5/1/22(1)(3)(5)	$100	$85,000

		$85,000

Semiconductors — 3.9%
Intel Corp., 3.482% to 6/15/15, 12/15/35(3)	$310	$390,987
Novellus Systems, Inc., 2.625%, 5/15/41	175	387,297

		$778,284

Telecommunications — 1.5%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$305,363

		$305,363

Total Convertible Bonds (identified cost $2,830,737)		$2,766,231

Asset-Backed Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.518%, 7/17/31(1)(6)	$110	$108,929
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	250	253,175

Total Asset-Backed Securities (identified cost $356,954)		$362,104

Commercial Mortgage-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$116,800
COMM, Series 2013-CR10, Class D, 4.794%, 8/10/46(1)(7)	150	152,540
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(1)(7)	200	180,318
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(7)	200	181,933

Total Commercial Mortgage-Backed Securities (identified cost $604,343)		$631,591

Convertible Preferred Stocks — 7.5%

Security	Shares	Value
Foods — 1.7%
Post Holdings, Inc., 2.50%(1)	1,900	$176,225
Post Holdings, Inc., 5.25%	1,800	174,681

		$350,906

Security	Shares	Value
Health Care – Products — 1.0%
Alere, Inc., 3.00%	625	$202,969

		$202,969

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc., 7.00%	12,700	$80,423

		$80,423

Oil & Gas — 2.4%
Chesapeake Energy Corp., 5.75%(1)	415	$420,966
SandRidge Energy, Inc., 7.00%	450	18,619
SandRidge Energy, Inc., 8.50%	1,090	44,894

		$484,479

Real Estate Investment Trusts (REITs) — 2.0%
iStar Financial, Inc., Series J, 4.50%	6,840	$391,658

		$391,658

Total Convertible Preferred Stocks (identified cost $1,631,512)		$1,510,435

Short-Term Investments — 24.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(8)	$4,978	$4,977,762

		$4,977,762

Total Short-Term Investments (identified cost $4,977,762)		$4,977,762

Total Investments — 100.8% (identified cost $20,743,693)		$20,357,253

Other Assets, Less Liabilities — (0.8)%		$(162,274)

Net Assets — 100.0%		$20,194,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DNKN	-	DB Master Finance LLC

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $4,132,882 or 20.5% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $100,570 or 0.5% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $2,845.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	75.3%	$15,198,637
Supranational	6.9	1,390,622
Mexico	5.5	1,108,400
Brazil	5.2	1,056,923
Italy	2.6	516,250
Colombia	1.7	349,668
Canada	1.6	324,085
Australia	1.5	312,098
Greece	0.5	100,570

Total Investments	100.8%	$20,357,253

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	84.3%	$17,025,543
Indian Rupee	4.0	810,321
Mexican Peso	3.9	780,450
Indonesian Rupiah	2.9	580,301
New Zealand Dollar	2.8	572,402
Brazilian Real	2.4	487,666
Other currency, less than 1% each	0.5	100,570

Total Investments	100.8%	$20,357,253

Bond Portfolio II (the Portfolio) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio commenced operations on November 3, 2014. The Portfolio’s investment object is total return.

Investment Valuation and Other —

The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,764,275

Gross unrealized appreciation	$280,406
Gross unrealized depreciation	(687,428)

Net unrealized depreciation	$(407,022)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,649,968	$—	$4,649,968
Foreign Corporate Bonds	—	2,934,091	—	2,934,091
Foreign Government Bonds	—	2,525,071	—	2,525,071
Convertible Bonds	—	2,766,231	—	2,766,231
Asset-Backed Securities	—	362,104	—	362,104
Commercial Mortgage-Backed Securities	—	631,591	—	631,591
Convertible Preferred Stocks	—	1,510,435	—	1,510,435
Short-Term Investments	—	4,977,762	—	4,977,762
Total Investments	$—	$20,357,253	$—	$20,357,253

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio II

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015